================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First Reserve GP XI, Inc.
Address: One Lafayette Place, 3rd Floor
         Greenwich, CT 06830

13F File Number:  28-14890

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne E. Gold
Title: Chief Compliance Officer, Secretary
Phone: 203-625-2536

Signature, Place, and Date of Signing:

/s/ Anne E. Gold          Greenwich, CT          11/5/2012
----------------          -------------          ---------
[Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form13F Information Table Entry Total:              2

Form13F Information Table Value Total:     $1,851,861
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.         Form 13F File Number        Name

01          28-14889                    First Reserve GP XI, L.P.

02          28-14883                    William E. Macaulay

                           FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                                                    VALUE     SHARES /  SH / PUT / INVESTMENT  OTHER   ----------------------
NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------- ---------------- --------- ---------- ---------- ---- ----- ---------- -------- ---------- ------ ----
COBALT INTL ENERGY INC COM              19075F106 1,389,299  62,384,345 SH         OTHER        01, 02 62,384,345      0    0
CRESTWOOD MISTREAM
PARTNERS L.P.          COM UNITS REPSTG 226372100   462,562  19,435,369 SH         OTHER        01, 02 19,435,369      0    0